Discontinued Operations (Income Statement Disclosures Of Discontinued Operations) (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Rental and other property revenues			$ 11,820,049	$ 6,318,490
Loss on operations of rental property			(2,186,516)	(2,568,716)
(Income) loss from discontinued operations	$ (1,300,093) [1]	$ (1,636,834) [1]	$ (4,103)	$ (2,568,716)

[1]	Restated